UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22116

RMR FUNDS SERIES TRUST
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Funds Series Trust 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

 801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Real Estate Securities Fund

Portfolio of Investments – March 31, 2008 (unaudited)

Company	Shares	Value
Common Stocks – 97.2%
Real Estate Investment Trusts – 95.2%
Apartments – 13.4%
AvalonBay Communities, Inc.	955	$92,176
Equity Residential	3,075	127,582
Essex Property Trust, Inc.	640	72,947
		292,705
Diversified – 9.5%
Digital Realty Trust, Inc.	1,270	45,085
DuPont Fabros Technology, Inc.	1,480	24,405
Vornado Realty Trust	1,590	137,074
		206,564
Health Care – 8.3%
HCP, Inc.	2,330	78,777
Healthcare Realty Trust, Inc.	1,165	30,465
Ventas, Inc.	1,590	71,407
		180,649
Hospitality – 6.0%
Host Hotels & Resorts, Inc.	5,940	94,565
LaSalle Hotel Properties	1,270	36,487
		131,052
Industrial – 10.0%
AMB Property Corp.	1,270	69,113
ProLogis	2,545	149,799
		218,912
Office – 15.3%
Alexandria Real Estate Equities, Inc.	640	59,341
Boston Properties, Inc.	1,380	127,057
Douglas Emmett, Inc.	1,695	37,392
Kilroy Realty Corp.	636	31,234
SL Green Realty Corp.	950	77,396
		332,420
Retail – 27.9%
Acadia Realty Trust	1,470	35,501
Federal Realty Investment Trust	950	74,052
General Growth Properties, Inc.	1,690	64,507
Kimco Realty Corp.	2,460	96,358
Regency Centers Corp.	955	61,846
Simon Property Group, Inc.	2,225	206,725
Taubman Centers, Inc.	1,300	67,730
		606,719
Storage – 4.8%
Public Storage, Inc.	1,170	103,685
Total Real Estate Investment Trusts (Cost $2,009,024)		2,072,706
Other – 2.0%
International Game Technology	440	17,692
Marriott International, Inc., Class A	740	25,427
Total Other (Cost $44,126)		43,119
Total Common Stocks (Cost $2,053,150)		2,115,825
Short-Term Investments – 1.7%
Other Investment Companies – 1.7%
Dreyfus Cash Management, Institutional Shares, 3.32% (a) (Cost $37,060)	37,060	37,060

See notes to portfolio of investments.

Total Investments – 98.9% (Cost $2,090,210) (b)	2,152,885
Other assets less liabilities – 1.1%	24,483
Net Assets – 100%	$2,177,368

Notes to Portfolio of Investments

(a)	Rate reflects 7 day yield as of March 31, 2008.
(b)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$2,090,210

Gross unrealized appreciation	$113,356

Gross unrealized depreciation	(50,681)

Net unrealized appreciation	62,675

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$2,152,885
Level 2 - Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$2,152,885

There were no investments in securities characterized as Level 3 on March 31, 2008.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR FUNDS SERIES TRUST

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008